BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.3%
	EQUITY - 13.6%
7,836	Alerian MLP ETF	$ 371,896
1,032	Energy Select Sector SPDR Fund	97,431
2,802	Invesco Global Listed Private Equity ETF	184,820
3,558	iShares Mortgage Real Estate ETF	82,688
1,152	iShares Residential and Multisector Real Estate ETF	83,025
1,852	iShares U.S. Real Estate ETF	166,495
915	Vanguard Financials ETF	93,687
386	Vanguard Industrials ETF	94,242
		1,174,284
	FIXED INCOME - 77.7%
7,936	Invesco Senior Loan ETF	167,846
14,458	Invesco Variable Rate Preferred ETF	343,667
4,356	iShares 20+ Year Treasury Bond ETF	412,165
6,617	iShares Floating Rate Bond ETF	337,864
1,922	iShares J.P. Morgan USD Emerging Markets Bond ETF	172,346
2,327	iShares National Muni Bond ETF	250,385
14,949	iShares Treasury Floating Rate Bond ETF	757,765
6,966	Janus Henderson B-BBB CLO ETF	340,568
6,674	JPMorgan Ultra-Short Income ETF	336,703
3,540	SPDR Bloomberg Convertible Securities ETF	258,562
5,314	SPDR Bloomberg High Yield Bond ETF	505,893
14,273	SPDR Bloomberg International Corporate Bond ETF	415,487
11,100	SPDR Bloomberg International Treasury Bond ETF	246,864
6,634	SPDR Nuveen Bloomberg High Yield Municipal Bond	170,427
3,255	VanEck High Yield Muni ETF	170,106
4,058	VanEck International High Yield Bond ETF	83,944
2,083	Vanguard Intermediate-Term Corporate Bond ETF	167,702
44,518	Xtrackers USD High Yield Corporate Bond ETF	1,589,737
		6,728,031

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.3% (Continued)
	MIXED ALLOCATION - 5.0%
23,047	Invesco CEF Income Composite ETF	$ 434,436

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,081,170)	8,336,751

	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND – 3.0%
254,840	Fidelity Government Portfolio, Class I, 5.21% (Cost $254,840)(a)	254,840

	TOTAL INVESTMENTS - 99.3% (Cost $8,336,010)	$ 8,591,591
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	63,630
	NET ASSETS - 100.0%	$ 8,655,221

CEF	- Closed-End Fund
CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	FIXED INCOME - 99.1%
48,918	SPDR Bloomberg Convertible Securities ETF	$ 3,572,971
148,716	SPDR Bloomberg High Yield Bond ETF (a)	14,157,763
67,762	VanEck High Yield Muni ETF (a)	3,541,242
1,346,497	Xtrackers USD High Yield Corporate Bond ETF	48,083,408
	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,857,212)	69,355,384

	SHORT-TERM INVESTMENTS — 23.9%
	COLLATERAL FOR SECURITIES LOANED - 22.8%
16,008,550	State Street Institutional US Government Money, Premier Class, 5.26% (Cost $16,008,550)(b) (c)	16,008,550

	MONEY MARKET FUND - 1.1%
751,061	Fidelity Government Portfolio, Class I, 5.21% (Cost $751,061)(c)	751,061

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,759,611)	16,759,611

	TOTAL INVESTMENTS - 123.0% (Cost $83,616,823)	$ 86,114,995
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0)%	(16,093,676)
	NET ASSETS - 100.0%	$ 70,021,319

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $15,667,852.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $16,008,550 at March 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.